Cash and cash equivalents and Investment Securities - Summary of Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Investment in equity securities	$ 145	$ 134
Investment in debt securities	20	27
Non-current investments	166	161
Investment in debt securities	353	306
Current investments	$ 353	$ 306